Related Party Notes Payable (Details) - Schedule of related party notes payable consists - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Notes, China, Due December 31, 2023 [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Contractual Maturity Date	December 31, 2023	December 31, 2023
Related Party Notes, China, Due December 31, 2023 [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Contractual Interest Rates	12.00%	12.00%
Balance as of December 31, 2022		$ 4,651
Net Carrying Value	$ 4,715
Interest Expense for the Three Months Ended March 31, 2023	140
Accrued Interest	$ 140
Related Party Notes, China Various Other, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Contractual Maturity Date	Due on Demand	Due on Demand
Related Party Notes, China Various Other, Due On Demand [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Balance as of December 31, 2022		$ 3,755
Net Carrying Value	$ 3,928
Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Balance as of December 31, 2022		$ 8,406
Net Carrying Value	8,643
Interest Expense for the Three Months Ended March 31, 2023	140
Accrued Interest	$ 140